Revenue Recognition - Deferred Contract Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Contract Costs
Deferred contract costs	$ 2,022	$ 2,168
Deferred contract costs, current	1,097	1,018
Deferred contract costs, noncurrent	924	1,150
Amortization of deferred contract costs	1,872
Costs to obtain a contract
Deferred Contract Costs
Deferred contract costs	476	572
Deferred setup costs
Deferred Contract Costs
Deferred contract costs	546	591
Other deferred fulfillment costs
Deferred Contract Costs
Deferred contract costs	$ 1,000	$ 1,004